Income Tax - Schedule of Components of Loss from Continuing Operations Before Income Taxes (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of Loss from Continuing Operations Before Income Taxes [Line Items]
Loss continuing operations before income taxes	¥ (435,328,071)	¥ (458,313,989)	¥ (839,632,731)
Chinese Mainland [Member]
Schedule of Components of Loss from Continuing Operations Before Income Taxes [Line Items]
Loss continuing operations before income taxes	(301,351,207)	(342,851,600)	(594,685,363)
Hong Kong [Member]
Schedule of Components of Loss from Continuing Operations Before Income Taxes [Line Items]
Loss continuing operations before income taxes	(2,670,612)	3,637,071	4,576,236
Cayman Islands [Member]
Schedule of Components of Loss from Continuing Operations Before Income Taxes [Line Items]
Loss continuing operations before income taxes	¥ (131,306,252)	¥ (119,099,460)	¥ (249,523,604)